File No. 333-76236
                                                              File No. 333-74966
                                                              File No. 333-74964
                                                              File No. 333-74986


[LION LOGO]
 ING FUNDS                                                      PLEASE VOTE NOW!

                                    ING FUNDS
                          (FORMERLY THE PILGRIM FUNDS)
         7337 EAST DOUBLETREE RANCH ROAD SCOTTSDALE, ARIZONA 85258-2034

             ING GLOBAL COMMUNICATIONS FUND, ING MIDCAP GROWTH FUND,
                 ING INTERNET FUND, ING SMALLCAP GROWTH FUND AND
                       ING INTERNATIONAL CORE GROWTH FUND

             THE SPECIAL MEETING OF SHAREHOLDERS HAS BEEN ADJOURNED
                  TO THURSDAY, MAY 9, 2002, 1:00 PM LOCAL TIME


We have made several attempts to contact you through the mail and over the phone, regarding your shares held in the above mentioned Funds. Your position in the Fund(s) is critical to the outcome of this Special Meeting. Considerable progress has been made in the vote response since the initial Meeting, but we are going to need your help in order to close the polls on these proposals. WE HAVE ADJOURNED THIS MEETING TO 1:00 P.M., LOCAL TIME, ON MAY 9, 2002 in order to give shareholders additional time to vote their shares.

You are being asked to approve an Agreement and Plan of Reorganization. After careful consideration, the Board of Directors/Trustees unanimously approved each reorganization and recommends that shareholders vote "FOR" the proposal. We urge you to review the proposal(s) on the enclosed proxy ballot and vote your shares utilizing one of the convenient methods listed below. By voting your shares, you will help us eliminate the possibility of additional expenses incurred from further solicitation efforts. If you have any questions regarding the Meeting or the execution of your proxy, please call Georgeson Shareholder Communications (toll-free) at (866) 515-0327.

                EVERY VOTE COUNTS, WE NEED YOUR VOTE IMMEDIATELY!

A SHAREHOLDER MAY THINK HIS OR HER VOTE IS NOT IMPORTANT, BUT IT IS VITAL. YOUR VOTE IS CRITICAL TO ENABLE THE FUNDS TO HOLD THE ADJOURNED MEETING AS SCHEDULED, SO PLEASE VOTE IMMEDIATELY. YOU AND ALL OTHER SHAREHOLDERS WILL BENEFIT FROM YOUR COOPERATION.

Please vote now. There are 4 quick, easy ways to vote.

1.  BY PHONE:     To speak with a proxy specialist call (toll-free) (866)
                  515-0327. Representatives are available to take your vote
                  Monday through Friday between 9 a.m. and 11 p.m. and Saturday
                  12 p.m. to 6 p.m. Eastern time. Please have your proxy card available at the time of the call.

2.  BY INTERNET:  Go to WWW.PROXYVOTE.COM and enter the 12-digit control number found on your proxy card.

3.  BY FAX:       Complete the enclosed proxy card and fax it to us anytime
                  (toll-free) at (800) 733-1885.

4.  BY TOUCHTONE: Dial the (toll-free) (800) 690-6903 and follow the simple directions.

You can also mail your completed proxy card in the enclosed postage-paid return envelope, but please use one of the quicker voting methods, if possible, to ensure that we may receive your executed proxy by May 9, 2002. As we get closer to the meeting date and have not received your vote, you may receive a call from Georgeson Shareholder Communications asking you to vote. Thank you in advance.

                                                              File No. 333-76236
                                                              File No. 333-74966
                                                              File No. 333-74964
                                                              File No. 333-74986

[LION LOGO]
 ING FUNDS                                                      PLEASE VOTE NOW!

                                    ING FUNDS
                          (FORMERLY THE PILGRIM FUNDS)
         7337 EAST DOUBLETREE RANCH ROAD SCOTTSDALE, ARIZONA 85258-2034

             ING GLOBAL COMMUNICATIONS FUND, ING MIDCAP GROWTH FUND,
                 ING INTERNET FUND, ING SMALLCAP GROWTH FUND AND
                       ING INTERNATIONAL CORE GROWTH FUND

             THE SPECIAL MEETING OF SHAREHOLDERS HAS BEEN ADJOURNED
                  TO THURSDAY, MAY 9, 2002, 1:00 PM LOCAL TIME


We have made several attempts to contact you through the mail and over the phone, regarding your shares held in the above mentioned Funds. Your position in the Fund(s) is critical to the outcome of this Special Meeting. Considerable progress has been made in the vote response since the initial Meeting, but we are going to need your help in order to close the polls on these proposals. WE HAVE ADJOURNED THIS MEETING TO 1:00 P.M., LOCAL TIME, ON MAY 9, 2002 in order to give shareholders additional time to vote their shares.

You are being asked to approve an Agreement and Plan of Reorganization. After careful consideration, the Board of Directors/Trustees unanimously approved each reorganization and recommends that shareholders vote "FOR" the proposal. We urge you to review the proposal(s) on the enclosed proxy ballot and vote your shares utilizing one of the convenient methods listed below. By voting your shares, you will help us eliminate the possibility of additional expenses incurred from further solicitation efforts. If you have any questions regarding the Meeting or the execution of your proxy, please call Georgeson Shareholder Communications (toll-free) at (866) 515-0327.

                EVERY VOTE COUNTS, WE NEED YOUR VOTE IMMEDIATELY!

A SHAREHOLDER MAY THINK HIS OR HER VOTE IS NOT IMPORTANT, BUT IT IS VITAL. YOUR VOTE IS CRITICAL TO ENABLE THE FUNDS TO HOLD THE ADJOURNED MEETING AS SCHEDULED, SO PLEASE VOTE IMMEDIATELY. YOU AND ALL OTHER SHAREHOLDERS WILL BENEFIT FROM YOUR COOPERATION.


Please vote now. There are 3 quick, easy ways to vote.


1.  BY PHONE:     To speak with a proxy specialist call (toll-free) (866)
                  515-0312. Representatives are available to take your vote
                  Monday through Friday between 9 a.m. and 11 p.m. and Saturday
                  12 p.m. to 6 p.m. Eastern time. Please have your proxy card available at the time of the call.

2.  BY INTERNET:  Go to WWW.PROXYVOTE.COM and enter the 12-digit control number found on your proxy card.

3.  BY TOUCHTONE: Dial the (toll-free) (800) 690-6903 and follow the simple directions.

You can also mail your completed proxy card in the enclosed postage-paid return envelope, but please use one of the quicker voting methods, if possible, to ensure that we may receive your executed proxy by May 9, 2002. As we get closer to the meeting date and have not received your vote, you may receive a call from Georgeson Shareholder Communications asking you to vote. Thank you in advance.

                                                              File No. 333-76236
                                                              File No. 333-74966
                                                              File No. 333-74964
                                                              File No. 333-74986

[LION LOGO]
 ING FUNDS                                                      PLEASE VOTE NOW!

                                    ING FUNDS
                          (FORMERLY THE PILGRIM FUNDS)
         7337 EAST DOUBLETREE RANCH ROAD SCOTTSDALE, ARIZONA 85258-2034

             ING GLOBAL COMMUNICATIONS FUND, ING MIDCAP GROWTH FUND,
                 ING INTERNET FUND, ING SMALLCAP GROWTH FUND AND
                       ING INTERNATIONAL CORE GROWTH FUND

             THE SPECIAL MEETING OF SHAREHOLDERS HAS BEEN ADJOURNED
                  TO THURSDAY, MAY 9, 2002, 1:00 PM LOCAL TIME


We have made several attempts to contact you through the mail and over the phone, regarding your shares held in the above mentioned Funds. Your position in the Fund(s) is critical to the outcome of this Special Meeting. Considerable progress has been made in the vote response since the initial Meeting, but we are going to need your help in order to close the polls on these proposals. WE HAVE ADJOURNED THIS MEETING TO 1:00 P.M., LOCAL TIME, ON MAY 9, 2002 in order to give shareholders additional time to vote their shares.

You are being asked to approve an Agreement and Plan of Reorganization. After careful consideration, the Board of Directors/Trustees unanimously approved each reorganization and recommends that shareholders vote "FOR" the proposal. We urge you to review the proposal(s) on the enclosed proxy ballot and vote your shares utilizing one of the convenient methods listed below. By voting your shares, you will help us eliminate the possibility of additional expenses incurred from further solicitation efforts. If you have any questions regarding the Meeting or the execution of your proxy, please call Georgeson Shareholder Communications (toll-free) at (866) 515-0327.

                EVERY VOTE COUNTS, WE NEED YOUR VOTE IMMEDIATELY!

A SHAREHOLDER MAY THINK HIS OR HER VOTE IS NOT IMPORTANT, BUT IT IS VITAL. YOUR VOTE IS CRITICAL TO ENABLE THE FUNDS TO HOLD THE ADJOURNED MEETING AS SCHEDULED, SO PLEASE VOTE IMMEDIATELY. YOU AND ALL OTHER SHAREHOLDERS WILL BENEFIT FROM YOUR COOPERATION.

Please vote now. There are 2 quick, easy ways to vote.


1.  BY INTERNET:  Go to WWW.PROXYVOTE.COM and enter the 12-digit control number found on your proxy card.

2.  BY TOUCHTONE: Dial the (toll-free) (800) 690-6903 and follow the simple directions.

You can also mail your completed proxy card in the enclosed postage-paid return envelope, but please use one of the quicker voting methods, if possible, to ensure that we may receive your executed proxy by May 9, 2002. Thank you in advance.